Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		€ 56,091	€ 51,684
Cash flows			4,407
Ending balance			56,091
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 18,412	20,943	25,717
Cash flows	(1,800)	(1,365)	(4,774)
Other changes	(186)	(1,166)
Ending balance	16,426	18,412	20,943
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	57,367	56,758
Cash flows	(9,907)	(11,960)
Other changes	6,133	12,569
Ending balance	53,593	57,367	56,758
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	22,196	33,386	25,967
Cash flows	6,518	(11,190)	7,419
Other changes	(13)
Ending balance	28,701	22,196	33,386
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,974	1,762
Cash flows	137	212	1,762
Ending balance	2,111	1,974	1,762
Adjusted balance due to lease liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	99,949	112,849
Cash flows	(5,052)	(24,303)
Other changes	5,934	11,403
Ending balance	€ 100,831	€ 99,949	€ 112,849